Government grant advances and loans - Schedule of Government Grant Advances and Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Government grant advances	$ 58	$ 93	$ 390
Research project financing	172	899	0
Government loans	458	600	211
Total current portion	688	1,592	601
Non-current
Government grant advances	86	350	197
Research project financing	4,274	2,946	3,223
Government loans	819	1,353	1,571
Accrued interest	495	381	153
Total non-current portion	$ 5,674	$ 5,030	$ 5,144